CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES (Narrative) (Details)	1 Months Ended
	Sep. 21, 2020 ILS (₪)	Aug. 19, 2019 CAD ($)	Aug. 19, 2019 ILS (₪)
Disclosure of contingent liabilities [abstract]
Amount of personal suit		$ 5,900,000	₪ 15,585
Estimated total amount of class action suit		$ 259,000	₪ 686,000
Amount of expenses paid by applicant	₪ 750,000